INTANGIBLE ASSETS AND GOODWILL (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning	₽ 257
Balance at the end	1,982	₽ 257
Cost
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning	560	466
Additions	89	94
Acquisition of a subsidiary	1,831
Disposals	(109)
Balance at the end	2,371	560
Accumulated depreciation, amortisation and impairment
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning	(303)	(194)
Amortization charge	(195)	(109)
Disposals	109
Balance at the end	(389)	(303)
Trademarks.
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning	19
Balance at the end	229	19
Trademarks. | Cost
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning	76	76
Acquisition of a subsidiary	254
Balance at the end	330	76
Trademarks. | Accumulated depreciation, amortisation and impairment
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning	(57)	(39)
Amortization charge	(44)	(18)
Balance at the end	(101)	(57)
Customer base
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning	123
Balance at the end	820	123
Customer base | Cost
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning	186	186
Acquisition of a subsidiary	753
Balance at the end	939	186
Customer base | Accumulated depreciation, amortisation and impairment
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning	(63)	(53)
Amortization charge	(56)	(10)
Balance at the end	(119)	(63)
Computer software
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning	30
Balance at the end	68	30
Computer software | Cost
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning	111	74
Additions	51	37
Acquisition of a subsidiary	39
Balance at the end	201	111
Computer software | Accumulated depreciation, amortisation and impairment
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning	(81)	(50)
Amortization charge	(52)	(31)
Balance at the end	(133)	(81)
Video/ audio rights
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning	20
Balance at the end	26	20
Video/ audio rights | Cost
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning	118	104
Additions	38	14
Disposals	(109)
Balance at the end	47	118
Video/ audio rights | Accumulated depreciation, amortisation and impairment
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning	(98)	(51)
Amortization charge	(32)	(47)
Disposals	109
Balance at the end	(21)	(98)
Development costs.
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning	65
Balance at the end	54	65
Development costs. | Cost
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning	69	26
Additions		43
Balance at the end	69	69
Development costs. | Accumulated depreciation, amortisation and impairment
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning	(4)	(1)
Amortization charge	(11)	(3)
Balance at the end	(15)	₽ (4)
Goodwill.
Reconciliation of changes in intangible assets and goodwill
Balance at the end	785
Goodwill. | Cost
Reconciliation of changes in intangible assets and goodwill
Acquisition of a subsidiary	785
Balance at the end	₽ 785